Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables
20 Trade and other payables

Accounting policy
Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

	2021 £m	2020 £m
Trade payables	109	154
Accruals	718	634
Social security and other taxes	141	174
Other payables	351	352
Deferred income	1,956	1,946
Total	3,275	3,260
Trade and other payables are predominantly
non-interest
bearing and their carrying amounts approximate to their fair value.
Materially all of the opening deferred income balance has been recognised in the reporting period.